NONCONTROLLING INTEREST	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Noncontrolling Interest [Abstract]
NONCONTROLLING INTEREST

NOTE 12 – NONCONTROLLING INTEREST

On August 19, 2021, the Company formed Ozop Capital. The Company initially owned 51% with PJN Holdings, LLC (“PJN”) owning 49%. Brian Conway was appointed as the sole officer and director of Ozop Capital and has voting control of Ozop Capital. The Company presents interest held by noncontrolling interest holders within noncontrolling interest in the unaudited consolidated financial statements. On September 13, 2022, there was a change in the ownership percentages, as PJN returned 490,000 shares, representing their 49% ownership. As of that date, Ozop Capital is a wholly owned subsidiary of the Company. As of March 31, 2024, and December 31, 2023, the accumulative noncontrolling interest is $784,777.

NOTE 12 – NONCONTROLLING INTEREST

On August 19, 2021, the Company formed Ozop Capital. The Company initially owned 51% with PJN Holdings, LLC (“PJN”) owning 49%. Brian Conway was appointed as the sole officer and director of Ozop Capital and has voting control of Ozop Capital. The Company presents interest held by noncontrolling interest holders within noncontrolling interest in the consolidated financial statements. On September 13, 2022, there was a change in the ownership percentages, as PJN returned 490,000 shares, representing their 49% ownership. As of that date, Ozop Capital is a wholly owned subsidiary of the Company. For the year ended December 31, 2022, Ozop Capital incurred losses of $1,217,911, of which $529,672, is the loss attributed to the noncontrolling interest for the year ending December 31, 2022. As of December 31, 2023, and 2022, the accumulative noncontrolling interest is $784,777, respectively.